Employees' Retirement Benefits (Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized As Other Comprehensive Loss (Income)) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	¥ (165,474)	¥ (23,913)	¥ 26,465
Amortization of net actuarial loss	(23,015)	(32,917)	(33,883)
Amortization of transition obligation	(169)	(168)	(172)
Accrued prior service cost	(76,050)	178	173
Amortization of prior service cost	9,527	8,464	19,601
Reclassification of prior service cost due to curtailment	12,894
Other	(556)	187	2,278
Total	(242,843)	(48,169)	14,462
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(95,681)	(41,114)
Amortization of net actuarial loss	(7,694)	(16,891)
Amortization of transition obligation	(167)	(167)
Accrued prior service cost		178
Amortization of prior service cost	3,997	5,266
Reclassification of prior service cost due to curtailment	12,894
Other	(1,081)	107
Total	(87,732)	(52,621)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(72,546)	15,279
Amortization of net actuarial loss	(15,265)	(15,982)
Accrued prior service cost	(76,050)
Amortization of prior service cost	5,512	3,187
Other	1	513
Total	¥ (158,348)	¥ 2,997